Document and Entity Information	Apr. 01, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Apr. 01, 2025
Entity Registrant Name	Victory Capital Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38388
Entity Tax Identification Number	32-0402956
Entity Address, Address Line One	15935 La Cantera Parkway
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78256
City Area Code	216
Local Phone Number	898-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001570827
Title of 12(b) Security	Class A Common Stock, Par Value $0.01
Trading Symbol	VCTR
Security Exchange Name	NASDAQ
Entity Information, Former Legal or Registered Name	Not Applicable